Share Capital and Reserves - Summary of Company's Options and Weighted Average Exercise Price (Detail) - Stock Option Incentive Plan [member]	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, beginning balance | shares	7,726,317	6,235,180
Number of options, Mariana Resources Ltd. replacement options | shares		2,078,248
Number of options, granted	3,130,000	795,000
Number of options, exercised | shares	(1,440,907)	(797,128)
Number of options, expired unexercised | shares	(77,436)	(584,983)
Number of options, Forfeited | shares	(15,333)
Number of options, ending balance | shares	9,322,641	7,726,317
Weighted average exercise price, beginning balance	$ 3.79	$ 4.71
Weighted average exercise price, Mariana Resources Ltd. replacement options		3.41
Weighted average exercise price, granted	5.92	5.50
Weighted average exercise price, exercised	(3.22)	(3.23)
Weighted average exercise price, expired unexercised	(7.19)	(15.29)
Weighted average exercise price, Forfeited	(4.96)
Weighted average exercise price, ending balance	$ 4.58	$ 3.79